OTHER NON-INTEREST INCOME (Tables)	12 Months Ended
Dec. 31, 2017
Other Noninterest Income Tables [Abstract]
Other Noninterest Income Tables [Text Block]
Other non-interest income at December 31, comprised:
	2015	2016	2017
	(EUR in millions)
Gain on disposal of subsidiaries	1	242	(1)
Gain on disposal of premises	1	-	5
Hotel revenues	26	31	-
Other	87	77	90
Total	115	350	94

Gain on disposal of subsidiaries in 2016 includes the gain of the disposal of Astir Palace Vouliagmenis S.A. and Private Equity Funds of EUR 203 million and EUR 39 million, respectively.